CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 459,109	$ 9,676	$ (324,005)	$ 144,780
Beginning Balance (shares) at Dec. 31, 2018	130,781,052
Public equity offerings, net of issuance costs	$ 22,541			$ 22,541
Public equity offerings, net of issuance costs (shares)	10,717,126			10,717,126
Exercise of options	$ 520	(177)		$ 343
Exercise of options (shares)	170,000
Share based compensation		3,195		3,195
Expiry and forfeiture of options		(1,212)	1,212	0
Earnings (loss) for the year			(48,066)	(48,066)
Ending Balance at Dec. 31, 2019	$ 482,170	11,482	(370,859)	$ 122,793
Ending Balance (shares) at Dec. 31, 2019	141,668,178			141,668,178
Public equity offerings, net of issuance costs	$ 25,206			$ 25,206
Public equity offerings, net of issuance costs (shares)	13,804,530			13,804,530
Exercise of options	$ 10,335	(3,425)		$ 6,910
Exercise of options (shares)	2,452,000
Share based compensation		3,003		3,003
Expiry and forfeiture of options		(875)	875	0
Expiry and forfeiture of performance share units		(523)	523	0
Earnings (loss) for the year			1,159	1,159
Ending Balance at Dec. 31, 2020	$ 517,711	$ 9,662	$ (368,302)	$ 159,071
Ending Balance (shares) at Dec. 31, 2020	157,924,708			157,924,708